Income Tax Expense (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Income Tax Expense

	12.31.2018	12.31.2017	12.31.2016
Profit before income tax expense	3,082,537,040	3,899,742,146	1,936,626,142
Statutory rate	30%	35%	35%

Income tax at statutory rate	(924,761,112)	(1,364,909,751)	(677,819,150)
Adjustments for calculation of the effective income tax:
Effect of different statutory income tax rate in Paraguay (*)	77,368,577	97,038,700	—
Effect of restatement on homogeneous cash currency, non impacting income tax	(291,318,298)	(244,119,361)	7,278,345
Share of profit (loss) of associates	—	—	26,685,202
Effect of change in tax rate (note 3.7.3)	(5,434,606)	1,197,502,640	—
Other non-taxable income or non-deductible expense, net	12,190,106	92,541,575	(5,967,481)

Income tax expense	(1,131,955,333)	(221,946,197)	(649,823,084)

(*)	Statutory income tax rate in Argentina in 2018 was 30% while in Paraguay was 10%. In 2017 and 2016, such rate was 35% and 10% in Argentina and Paraguay, respectively.
(1)	Disclosed in Equity, along with the Capital increase

Summary of Income Tax Expense, Current and Deferred
INCOME TAX EXPENSE	12.31.2018	12.31.2017	12.31.2016
Current	(1,049,399,775)	(1,062,455,589)	(470,613,337)
Deferred	(82,555,558)	840,509,392	(179,209,747)

Total	(1,131,955,333)	(221,946,197)	(649,823,084)

Summary of Deffered Income Tax

11.1) The deferred income tax with charge in profit or loss is composed as follows:

	12.31.2018	12.31.2017	12.31.2016
Deferred tax - Assets
Carryforward subsidiary tax losses	136,335,733	28,470,551	—
Provisions	15,681,562	34,746,760	40,542,949
Trade accounts receivable	940,042	1,409,236	46,711,354
Others	5,809,051	11,140,039	800,656

Sub-total	158,766,388	75,766,586	88,054,959

Deferred tax - Liabilities
Investments	(2,915,246)	(26,463,897)	—
Other receivables	(21,359,668)	(2,895,083)	(113,307,501)
Property, plant and equipment and intangible assets	(3,018,540,501)	(2,895,012,630)	(3,688,195,896)
Inventories	(284,484,027)	(226,845,381)	—
Others	(17,566,183)	(24,608,228)	(222,172,672)

Sub-total	(3,344,865,625)	(3,175,825,219)	(4,023,676,069)

Total	(3,186,099,237)	(3,100,058,633)	(3,935,621,110)

Summary of Unrecognized Taxable Temporary Difference Associated with Investments

11.2) Unrecognized taxable temporary difference associated with investments

	12.31.2018	12.31.2017	12.31.2016
Taxable temporary differences in relation to investments in subsidiaries and associates for which deferred tax liabilities have not been recognized are attributable to the following:
- Subsidiaries	(289,115,277)	(206,478,679)	(277,457,196)
- Others	(590,719)	(590,719)	(800,180)

Total	(289,705,996)	(207,069,398)	(278,257,376)